ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.1%
Communication Services	6.8%
Alphabet, Inc. - Class A(a)		3,691	$515,596
Alphabet, Inc. - Class C(a)		9,202	1,296,838
Comcast Corp. - Class A		15,730	689,760
			2,502,194
Consumer Discretionary	8.1%
Amazon.com, Inc.(a)		12,540	1,905,328
Booking Holdings, Inc.(a)		115	407,930
Home Depot (The), Inc.		1,053	364,917
NIKE, Inc., Class B		2,745	298,025
			2,976,200
Consumer Staples	18.0%
Casey's General Stores, Inc.		3,953	1,086,047
Coca-Cola (The) Co.		26,322	1,551,155
Hershey (The) Co.		3,113	580,388
Mondelez International, Inc. - Class A		22,001	1,593,532
PepsiCo, Inc.		6,486	1,101,582
Walmart, Inc.		4,610	726,767
			6,639,471
Financials	19.0%
Berkshire Hathaway, Inc. - Class B(a)		2,385	850,634
CME Group, Inc.		6,643	1,399,016
Intercontinental Exchange, Inc.		12,761	1,638,895
Mastercard, Inc. - Class A		3,491	1,488,946
Progressive (The) Corp.		4,146	660,375
Visa, Inc. - Class A		3,680	958,088
			6,995,954
Health Care	18.7%
Abbott Laboratories		11,108	1,222,657
Becton Dickinson and Co.		3,936	959,715
Boston Scientific Corp.(a)		20,398	1,179,208
Humana, Inc.		1,680	769,121
Intuitive Surgical, Inc.(a)		294	99,184
Thermo Fisher Scientific, Inc.		2,370	1,257,972
UnitedHealth Group, Inc.		2,708	1,425,681
			6,913,538
Industrials	4.4%
Copart, Inc.(a)		2,400	117,600
Graco, Inc.		4,229	366,908
RB Global Inc.		17,376	1,162,281
			1,646,789
Information Technology	19.2%
Adobe, Inc.(a)		2,200	1,312,520
Amphenol Corp. - Class A		6,126	607,271
1

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Intuit, Inc.		1,910	$1,193,807
Keysight Technologies, Inc.(a)		2,679	426,202
KLA Corp.		751	436,556
Microsoft Corp.		5,868	2,206,603
ServiceNow, Inc.(a)		769	543,291
Synopsys, Inc.(a)		667	343,445
			7,069,695
Materials	2.6%
Sherwin-Williams (The) Co.		1,264	394,242
Vulcan Materials Co.		2,544	577,513
			971,755
Real Estate	1.3%
American Tower Corp.		2,235	482,492
TOTAL COMMON STOCKS (Cost $27,045,090)			36,198,088
SHORT-TERM INVESTMENTS	2.2%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 5.24%(b)		800,446	800,446
TOTAL SHORT-TERM INVESTMENTS (Cost $800,446)			800,446
TOTAL INVESTMENTS (Cost $27,845,536)	100.3%		36,998,534
NET OTHER ASSETS (LIABILITIES)	(0.3%)		(122,938)
NET ASSETS	100.0%		$36,875,596

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2023 is disclosed.
At December 31, 2023, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	95.0%
Canada	3.1
Total	98.1%
2

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Consumer Discretionary	2.7%
Hanon Systems		12,300	$69,357
LKQ Corp.		3,128	149,487
Shimano, Inc.		560	86,720
			305,564
Financials	0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		3,160	87,153
Industrials	43.6%
A.O. Smith Corp.		1,979	163,149
Alstom S.A.		7,788	104,718
ANDRITZ A.G.		2,268	141,212
Carrier Global Corp.		3,279	188,379
Cie de Saint-Gobain S.A.		4,068	299,361
Clean Harbors, Inc.(a)		1,260	219,883
Daifuku Co. Ltd.		7,200	145,660
East Japan Railway Co.		4,000	230,610
Ferguson PLC		1,162	224,347
Jiangsu Zhongtian Technology Co. Ltd. - ADR		32,000	56,090
Johnson Controls International PLC		2,903	167,329
KION Group A.G.		2,086	89,051
MasTec, Inc.(a)		2,263	171,354
Nidec Corp.		1,900	76,741
Prysmian S.p.A.		6,696	304,331
Quanta Services, Inc.		1,407	303,631
Regal Rexnord Corp.		1,124	166,374
Schneider Electric S.E.		1,015	203,686
Siemens A.G. - REG		1,395	261,678
Spirax-Sarco Engineering PLC		929	124,395
Stantec, Inc.		2,597	208,497
Tetra Tech, Inc.		1,215	202,820
Trane Technologies PLC		928	226,339
Union Pacific Corp.		856	210,251
Veralto Corp.		1,157	95,175
Vestas Wind Systems A/S(a)		4,518	143,381
Xylem, Inc.		2,392	273,549
			5,001,991
Information Technology	28.6%
ANSYS, Inc.(a)		519	188,335
Applied Materials, Inc.		2,111	342,130
ASML Holding N.V.		302	227,274
Chroma ATE, Inc.		11,000	76,343
First Solar, Inc.(a)		636	109,570
Infineon Technologies A.G.		4,333	180,813
Itron, Inc.(a)		1,512	114,171
1

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Keysight Technologies, Inc.(a)		718	$114,227
Murata Manufacturing Co. Ltd.		8,500	180,429
NXP Semiconductors N.V.		1,148	263,673
Power Integrations, Inc.		1,222	100,338
Rohm Co. Ltd.		7,000	134,167
Roper Technologies, Inc.		424	231,152
Samsung SDI Co. Ltd.		500	182,005
Synopsys, Inc.(a)		759	390,817
Trimble, Inc.(a)		2,868	152,577
Universal Display Corp.		723	138,281
Xinyi Solar Holdings Ltd.		83,000	48,470
Zebra Technologies Corp. - Class A(a)		400	109,332
			3,284,104
Materials	10.0%
Air Liquide S.A.		1,557	302,724
Ecolab, Inc.		1,011	200,532
Linde PLC		866	355,675
Smurfit Kappa Group PLC		2,741	108,570
West Fraser Timber Co. Ltd.		2,124	181,711
			1,149,212
Real Estate	1.7%
Equinix, Inc.		250	201,348
Utilities	10.5%
American Water Works Co., Inc.		1,620	213,824
EDP Renovaveis S.A.		4,707	96,261
Iberdrola S.A.		25,648	336,089
National Grid PLC		13,274	179,010
NextEra Energy, Inc.		3,116	189,266
Veolia Environnement S.A.		6,038	190,371
			1,204,821
TOTAL COMMON STOCKS (Cost $9,738,740)			11,234,193
SHORT-TERM INVESTMENTS	1.7%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(b)		189,069	189,069
TOTAL SHORT-TERM INVESTMENTS (Cost $189,069)			189,069
TOTAL INVESTMENTS (Cost $9,927,809)	99.6%		11,423,262
NET OTHER ASSETS (LIABILITIES)	0.4%		49,734
NET ASSETS	100.0%		$11,472,996

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
2

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

At December 31, 2023, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	45.2%
France	9.6
Ireland	7.5
Japan	7.6
Germany	4.7
Netherlands	4.3
Spain	3.7
Canada	3.4
Italy	2.7
United Kingdom	2.7
South Korea	2.2
Jersey	2.0
All other countries less than 2%	4.0
Total	99.6%
3